Company Operations - Operational events (Details) R$ in Thousands, $ in Millions										12 Months Ended
	Dec. 04, 2018 USD ($)	Nov. 06, 2018 USD ($)	Sep. 17, 2018 USD ($)	Aug. 27, 2018 BRL (R$)	Jul. 31, 2018 BRL (R$)	Jul. 27, 2018 BRL (R$) m²	Jun. 29, 2018 BRL (R$)	Apr. 04, 2018 BRL (R$) ha m³	Feb. 08, 2018 USD ($)	Dec. 31, 2018	Dec. 04, 2018 BRL (R$)	Nov. 30, 2018 USD ($)	Nov. 06, 2018 BRL (R$)	Sep. 17, 2018 BRL (R$)	Mar. 31, 2017 USD ($)
Export financing
Company Operations
Principle amount | $	$ 2,300
Export financing | Suzano Europa
Company Operations
Principle amount											R$ 8,800,000
Debt instrument term	5 years
Debt maturity term grace period	4 years
Export financing | LIBOR | Suzano Europa
Company Operations
Basis spread on variable rate (as a percent)	1.15%
Senior Notes 2047
Company Operations
Principle amount		$ 500											R$ 1,900,000
Debt instrument term		29 years
Interest rate		6.90%											6.90%
Senior Notes 2047 | Suzano Austria
Company Operations
Principle amount | $												$ 500			$ 300
Interest rate												6.85%			7.00%
Senior Notes 2029 | Suzano Austria
Company Operations
Principle amount			$ 1,000											R$ 4,700,000
Debt instrument term			11 years
Interest rate			6.00%											6.00%
Export Credit Note maturing in August 2026
Company Operations
Principle amount				R$ 511,000
Export Credit Note maturing in August 2026 | CDI
Company Operations
Basis spread on variable rate (as a percent)				1.03%
Rural Productive Credit maturing in August 2026
Company Operations
Principle amount				R$ 275,000
Rural Productive Credit maturing in August 2026 | CDI
Company Operations
Basis spread on variable rate (as a percent)				1.03%
Export Credit Note and Rural Productive Credit
Company Operations
Percentage of cost of dollar hedged to the exchange rate				5.60%
Export Credit Note maturing in July 2026
Company Operations
Principle amount					R$ 770,600
Percentage of cost of dollar hedged to the exchange rate					5.71%
Export Credit Note maturing in July 2026 | CDI
Company Operations
Basis spread on variable rate (as a percent)					0.99%
Debentures 6th issuance, June 29, 2018
Company Operations
Principle amount							R$ 4,681,100
Percentage of cost of dollar hedged to the exchange rate							5.74%
Debentures 6th issuance, June 29, 2018 | CDI
Company Operations
Principle amount							R$ 4,681,100
Percentage of basis used to calculate interest rate							112.50%			112.50%
Export prepayment facility | Suzano Europa
Company Operations
Debt instrument term									5 years
Debt maturity term grace period									3 years
Maximum credit facility | $									$ 750
Export prepayment facility | LIBOR | Suzano Europa
Company Operations
Basis spread on variable rate (as a percent)									1.35%
Maranho
Company Operations
Auction of the Port of Itaqui area presented | m²						53,545
Auction of the Port of Itaqui, lease period						25 years
Auction of the Port of Itaqui, estimated project amount						R$ 215
Duratex | So Paulo
Company Operations
Area of rural land | ha								9,500
Area of forest | m³								1,200,000
Land and forests acquired								R$ 308,100
Area of rural land under option | ha								20,000
Area of forest under option | m³								5,600,000
Land and forests acquired under option								R$ 749,300
Payment for land and forests								R$ 532,450
Payment for land and forests maturity period								12 months